RECONCILIATION OF SELECTED GAAP MEASURES TO NON GAAP MEASURES (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating profit (loss)	$ (1,903)	$ (683)	$ (3,994)	$ (1,780)
Stock based compensation (1)	357	344	661	674
Adjustment to earn-out liabilities (4)	96	261	189	431
Income taxes (5)	75	296	120	319
Adjustment to deferred revenues (7)	(612)	(321)	(410)	1,958
Net income (loss)	(1,995)	(745)	(4,137)	(2,004)
GAAP loss per share (diluted)	$ (0.08)	$ (0.03)	$ (0.16)	$ (0.08)
Non-GAAP [Member]
Operating profit (loss)	(958)	206	(2,055)	375
Stock based compensation (1)	357	344	661	674
Other acquisition related costs (2)				142
Amortization of intangible assets (3)	467	329	891	765
Adjustment to earn-out liabilities (4)	96	261	189	(3)
Income taxes (5)	(113)	(279)	(214)	(371)
Executive terminations (6)	69		208	165
Adjustment to deferred revenues (7)	52	141	104	337
Settlement agreements (8)		75	(200)	75
Re organization expenses (9)			75
Net income (loss)	(1,067)	126	(2,423)	214
Stock-based compensation (1)	$ 0.01	$ 0.01	$ 0.02	$ 0.03
Other acquisition related costs (2)	$ 0	$ 0	$ 0	$ 0.01
Amortization of intangible assets (3)	$ 0.02	$ 0.01	$ 0.04	$ 0.03
Adjustment to earn-out liabilities (4)	$ 0	$ 0.01	$ 0.01	$ 0.02
Income taxes (5)	$ 0	$ (0.01)	$ (0.01)	$ (0.01)
Executive terminations (6)	$ 0	$ 0	$ 0.01	$ 0.01
Adjustment to deferred revenues (7)	$ 0	$ 0.01	$ 0	$ 0.01
Settlement agreements (8)	$ 0	$ 0	$ (0.01)	$ 0
Reorganization expenses (9)	$ 0	$ 0	$ 0	$ 0
Non-GAAP earnings (loss) per share (basic and diluted)	$ (0.04)	$ 0	$ (0.09)	$ 0.01
Numbers of shares used in computing non-GAAP earnings per share (basic and diluted)	26,577	26,132	26,548	26,191
Non-GAAP [Member] | Cost of revenues [Member]
Amortization of intangible assets (3)	235	142	432	330
Adjustment to deferred revenues (7)	52	141	104	337
(1) Stock-based compensation
Stock-based compensation	13	14	25	26
Non-GAAP [Member] | Research and development [Member]
(1) Stock-based compensation
Stock-based compensation	74	63	147	121
Non-GAAP [Member] | Sales and marketing [Member]
Amortization of intangible assets (3)	232	187	459	435
(1) Stock-based compensation
Stock-based compensation	72	76	144	135
Non-GAAP [Member] | General and administrative [Member]
Other acquisition related costs (2)				142
Adjustment to earn-out liabilities (4)				(3)
Executive terminations (6)	69		208	165
Settlement agreements (8)		75		75
Re organization expenses (9)			75
(1) Stock-based compensation
Stock-based compensation	198	191	345	392
Non-GAAP [Member] | Financial expenses, net [Member]
Adjustment to earn-out liabilities (4)	96	261	189	434
Non-GAAP [Member] | Deferred tax asset - tax benefit [Member]
Income taxes (5)	(113)	(279)	(214)	(371)
Non-GAAP [Member] | Other income [Member]
Settlement agreements (8)			$ (200)